WARRANT LIABILITY - Schedule of Movement of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warranty Liabilities [Roll Forward]
Balance, beginning of the period	$ 67,000	$ 87,900
Fair value loss/(gain) of the warrant liability	85,750	(20,900)
Exercise of the warrant liability	(152,750)	0
Balance, end of the period	$ 0	$ 67,000